Summary of Significant Accounting Policies (Details) - Schedule of expected revenue from our remaining performance obligations $ in Millions	Jun. 30, 2022 USD ($)
Unfulfilled performance obligations:
Total	$ 61.7
Remainder of 2022	13.4
2023	21.2
2024	13.6
2025	13.5
Triumph Subsea Construction Limited [Member]
Unfulfilled performance obligations:
Total	54.2
Remainder of 2022	7.7
2023	19.4
2024	13.6
2025	13.5
All other performance obligations [Member]
Unfulfilled performance obligations:
Total	7.5
Remainder of 2022	5.7
2023	1.8
2024
2025